Average Annual Total Returns - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - Fidelity Advisor Leveraged Company Stock Fund	Sep. 28, 2024
Fidelity Advisor Leveraged Company Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	18.58%
Past 5 years	13.66%
Past 10 years	7.29%
Fidelity Advisor Leveraged Company Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.12%
Past 5 years	11.45%
Past 10 years	4.88%
Fidelity Advisor Leveraged Company Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.26%
Past 5 years	10.75%
Past 10 years	5.31%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	23.85%
Past 5 years	14.13%
Past 10 years	7.28%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	21.10%
Past 5 years	13.91%
Past 10 years	7.29%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	26.15%
Past 5 years	15.32%
Past 10 years	8.22%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	26.28%
Past 5 years	15.46%
Past 10 years	8.35%
RS006
Average Annual Return:
Past 1 year	17.23%
Past 5 years	12.68%
Past 10 years	9.42%
IXXVV
Average Annual Return:
Past 1 year	19.83%
Past 5 years	11.85%
Past 10 years	5.32%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%